Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Current:
State	$2	$(3)	$3
Foreign	1	—	1
	3	(3)	4
Deferred:
State	(1)	(3)	8
Foreign	(82)	7	17
	(83)	4	25
Provision (benefit) for income taxes	$(80)	$1	$29

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Provision (benefit) at statutory rate	$154	$(475)	$459
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	(154)	475	(459)
State income taxes	1	(6)	11
Foreign operations — net	(81)	7	18
Provision (benefit) for income taxes	$(80)	$1	$29